Employee Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax Deferred Savings Plan [Abstract]
Employee Deferral Percent for 401(k)	100.00%
Company Matching Percent for 401(k)	5.00%
Company Discretionary Contribution for 401(k)	8.00%
Pension and Other Postretirement Benefit Contributions [Abstract]
Other Postretirement Benefits Payments	$ 2.3	$ 2.3	$ 2.0